BORROWING COSTS	12 Months Ended
Dec. 31, 2025
Disclosure Of Borrowing Costs [Abstract]
BORROWING COSTS
NOTE 12. BORROWING COSTS

Arauco capitalizes interest at effective rate on current investment projects, that are carried out with debts.

The interest cost that have been capitalized mainly associated with the construction project of the pulp mill known as the Sucuriú Project.

	January – December
	2025	2024
	ThU.S.$	ThU.S.$
Interest cost capitalized, property, plant and equipment
Capitalization rate of interest cost capitalized, property, plant and equipment	4.99%	4.55%
Amount of the interest cost capitalized, property, plant and equipment	45,508	2,131